EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Net loss per share:
Schedule of the Computation of Basic and Diluted Net Earnings (Loss) per Share
The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2017	2016	2015
Numerator:
Net loss	$(18,072)	$(7,994)	$(19,842)

Denominator:
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	33,253,158	33,202,309	33,419,917

Basic and diluted net loss per share	$(0.54)	$(0.24)	$(0.59)

Summary of numbers of shares were excluded from the computation of diluted net loss per ordinary
The following numbers of shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2017	2016	2015

Ordinary shares	2,166,782	2,000,757	3,424,891